Income / Loss per Common Share (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Common stock par value	$ 0.001		$ 0.001
Common stock shares outstanding	10,613,424		10,613,424
Minimum [Member]
Conversion of common shares	2,027,805	819,085
Maximum [Member]
Conversion of common shares	2,035,111	2,035,111
Common stock par value	$ 0.001
Warrant [Member]
Preferred stock shares	2,035,111	2,035,111
Common Stock [Member]
Common stock shares outstanding	10,613,424		42,455,857
Common Stock [Member] | Minimum [Member]
Common stock shares outstanding	10,613,424
Common Stock [Member] | Maximum [Member]
Common stock shares outstanding	42,455,857
Series A Preferred Stock [Member]
Preferred stock shares	454,356	183,475